SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
SEGMENT DISCLOSURES [Text Block]

22.   SEGMENT DISCLOSURES

The Company's operating segments are based on internal management reports that are reviewed by the Company's executives (the chief operating decision makers) in assessing performance. The Company has two operating mining segments which are located in Mexico, Guanaceví and Bolañitos, the El Compas mine which is on care and maintenance and , the El Cubo mine, which for the prior year included the mine and related assets that were sold in April 2021., The Company has one development project in Mexico, Terronera, as well as Exploration and Corporate segments. The Exploration segment consists of projects in the exploration and evaluation phases in Mexico,Chile and the USA. Exploration projects that are in the local district surrounding a mine are included in the mine's segments. Comparative period figures related to Terronera, previously reported as part of the exploration segment have been reclassified to conform with current period's presentation.

	December 31, 2021
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Terronera	Total
Cash and cash equivalents	$67,913	$144	$27,060	$4,234	$3,349	$236	$367	$103,303
Other Investments	11,200	-	-	-	-	-	-	11,200
Accounts and other receivables	35	-	6,706	6,633	308	777	3	14,462
Income tax receivable	137	1	3	2	2	32	-	177
Inventories	-	-	19,852	7,057	195	351	30	27,485
Prepaid expenses	1,229	118	844	349	20	98	2,477	5,135
Non-current deposits	76	-	321	128	-	74	-	599
Non-current IVA receivable	-	-	1,434	-	-	164	2,658	4,256
Deferred income tax asset	-	-	-	936	-	-	-	936
Non-current Income tax receivable	-	-	-	-	-	3,570	-	3,570
Intangible assets	2	1	15	17	2	-	3	40
Right-of-use leased assets	564	-	100	-	-	-	-	664
Mineral property, plant and equipment	373	18,963	54,234	27,371	2,005	-	19,251	122,197
Total assets	$81,529	$19,227	$110,569	$46,727	$5,881	$5,302	$24,789	$294,024

Accounts payable and accrued liabilities	$9,788	$238	$15,247	$4,667	$141	$333	$1,577	$31,991
Income taxes payable	29	-	3,563	636	-	-	-	4,228
Loans payable	43	-	2,005	4,048	-	-	4,398	10,494
Lease obligations	896	-		105	-	-	-	1,001
Provision for reclamation and rehabilitation	-	-	3,997	3,237	163	-	-	7,397
Deferred income tax liability	-	-	1,271	235	-	-	-	1,506
Total liabilities	$10,756	$238	$26,083	$12,928	$304	$333	$5,975	$56,617
December 31, 2020
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Terronera	Total

Cash and cash equivalents	$23,370	$471	$25,456	$6,069	$4,579	$1,120	$18	$61,083
Other Investments	4,767	-	-	-	-	-	-	$4,767
Accounts and other receivables	1,475	-	6,573	9,321	1,949	642	184	$20,144
Income tax receivable	-	5	15	12	-	20	-	$52
Inventories	-	-	9,252	4,645	2,461	282	-	$16,640
Prepaid expenses	1,095	77	731	202	20	114	45	$2,284
Non-current deposits	76	-	306	135	-	74	-	$591
Deferred financing costs	294	-	-	-	-	-	-	$294
Non-current IVA receivable	-	-	1,475	-	-	347	854	$2,676
Deferred income tax asset	-	-	9,445	3,308	-	-	-	$12,753
Intangible assets	11	79	134	135	78	46	9	$492
Right-of-use leased assets	649	-	-	105	107	-	-	$861
Mineral property, plant and equipment	309	8,658	40,386	24,445	3,584	3,127	7,446	$87,955
Goodwill	-	-	-	-	-	-	-	-
Total assets	$32,046	$9,290	$93,773	$48,377	$12,778	$5,772	$8,556	$210,592

Accounts payable and accrued liabilities	$11,008	$610	$10,547	$3,809	$1,018	$580	$192	$27,764
Income taxes payable	4	-	2,367	667	-	-	-	$3,038
Loans payable	439	-	3,105	6,128	-	-	-	$9,672
Lease obligations	982	-	-	112	-	-	-	$1,094
Provision for reclamation and rehabilitation	-	-	2,221	1,978	132	4,545	-	$8,876
Deferred income tax liability	-	-	798	279	-	-	-	$1,077
Total liabilities	$12,433	$610	$19,038	$12,973	$1,150	$5,125	$192	$51,521
Year ended December 31, 2021
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Terronera	Total
Silver sales	$-	$-	$85,854	$10,149	$1,254	$-	$-	$97,257
Gold sales	-	-	22,638	38,645	8,739	-	-	$70,022
Less: smelting and refining costs	-	-	-	(1,715)	(244)	-	-	$(1,959)
Total revenue	$-	$-	$108,492	$47,079	$9,749	$-	$-	$165,320

Salaries, wages and benefits:
mining	$-	$-	$8,352	$5,574	$1,314	$-	$-	$15,240
processing	-	-	3,303	1,799	614	-	-	5,716
administrative	-	-	5,406	3,331	823	-	-	9,560
stock based compensation	-	-	180	180	61	-	-	421
change in inventory	-	-	(2,946)	(764)	342	-	-	(3,368)
Total salaries, wages and benefits	-	-	14,295	10,120	3,154	-	-	27,569

Direct costs:
mining	-	-	$25,253	$11,076	$2,746	-	-	39,075
processing	-	-	12,220	5,373	1,205	-	-	18,798
administrative	-	-	5,981	3,813	1,380	-	-	11,174
change in inventory	-	-	(5,808)	(1,306)	522	-	-	(6,592)
Total direct production costs	-	-	37,646	18,956	5,853	-	-	62,455

Depreciation and depletion:
depreciation and depletion	-	-	11,842	13,696	1,436	-	-	26,974
change in inventory	-	-	(3,899)	(205)	1,107	-	-	(2,997)
Total depreciation and depletion	-	-	7,943	13,491	2,543	-	-	23,977

Royalties	-	-	13,165	265	350	3	-	13,783
Write down of inventory to NRV	-	-	539	357	272	-	-	1,168

Total cost of sales	$-	$-	$73,588	$43,189	$12,172	$3	$-	$128,952

Care and maintenance costs	-	-	-	-	497	859	-	1,356
Severance costs	-	-	-	-	870	-	-	870
Impairment (reversal of impairment)	-	-	-	-	-	(16,791)	-	(16,791)

Earnings (loss) before taxes	$(2,605)	$(10,648)	$34,904	$3,890	$(3,790)	$15,929	$(7,992)	$29,688

Current income tax expense (recovery)	-	-	3,206	275	-	-	-	3,481
Deferred income tax expense (recovery)	-	-	9,924	2,328	-	-	-	12,252
Total income tax expense (recovery)	-	-	13,130	2,603	-	-	-	15,733

Net earnings (loss)	$(2,605)	$(10,648)	$21,774	$1,287	$(3,790)	$15,929	$(7,992)	$13,955

The Exploration segment included $2,178 of costs incurred in Chile for the year ended December 31, 2021 (December 31, 2020- $1,799).

Year ended December 31, 2020
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Terronera	Total
Silver sales	$-	$-	$65,501	$7,471	$1,761	$-	$-	$74,733
Gold sales	-	-	17,458	33,970	14,126	-	-	$65,554
Less: smelting and refining costs			-	(1,393)	(433)			$(1,826)
Total revenue	$-	$-	$82,959	$40,048	$15,454	$-	$-	$138,461

Salaries, wages and benefits:
mining	$-	$-	$5,825	$3,660	$1,430	$-	$-	$10,915
processing	-	-	1,846	1,275	916	-	-	4,037
administrative	-	-	2,721	2,434	1,142	-	-	6,297
stock based compensation	-	-	114	108	108	-	-	330
change in inventory	-	-	(239)	(172)	(219)	-	-	(630)
Total salaries, wages and benefits	-	-	10,267	7,305	3,377	-	-	20,949

Direct costs:
mining	-	-	18,324	9,108	3,914	-	-	31,346
processing	-	-	9,549	3,427	2,204	-	-	15,180
administrative	-	-	3,461	2,484	1,835	-	-	7,780
change in inventory	-	-	(794)	(420)	390	-	-	(824)
Total direct production costs	-	-	30,540	14,599	8,343	-	-	53,482

Depreciation and depletion:
depreciation and depletion	-	-	9,223	9,341	10,793	-	-	29,357
change in inventory	-	-	(438)	(394)	(389)	-	-	(1,221)
Total depreciation and depletion	-	-	8,785	8,947	10,404	-	-	28,136

Royalties	-	-	7,407	197	550	-	-	8,154
Write down of inventory to NRV	-	-	-	-	405	-	-	405

Total cost of sales	$-	$-	$56,999	$31,048	$23,079	$-	$-	$111,126

Care and maintenance costs	-	-	886	832	504	3,011	-	5,233
Impaiment (reversal of impairment)	-	-	(2,576)	-	3,000	-	-	424

Earnings (loss) before taxes	$(12,976)	$(7,323)	$27,650	$8,168	$(11,129)	$(3,011)	$(2,433)	$(1,054)

Current income tax expense (recovery)	-	-	2,007	918	68	-	-	2,993
Deferred income tax expense (recovery)	-	-	(5,811)	774	(169)	-	-	(5,206)
Total income tax expense (recovery)	-	-	(3,804)	1,692	(101)	-	-	(2,213)

Net earnings (loss)	$(12,976)	$(7,323)	$31,454	$6,476	$(11,028)	$(3,011)	$(2,433)	$1,159

Costs associated with the suspension of operation activities due to COVID-19 have been recognized as care and maintenance costs.

The exploration segment included $1,799 of costs incurred in Chile for the year ended December 31, 2020 (December 31, 2019 - $2,957).